SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Policies
Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany accounts and transactions have been eliminated during the consolidation process.

Fiscal Year End		The Company has adopted a fiscal year end of December 31.
Basis of Presentation

The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and the rules and regulations of the Securities and Exchange Commission (“SEC”), for interim financial information and include the accounts of the Christals Acquisition, LLC and its subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to fairly state the financial position and results of operations and cash flows for the interim periods presented.

The Company’s business is subject to seasonal fluctuation. Significant portions of the Company’s net revenue and operating income are realized during the first and fourth quarters of the fiscal year, corresponding to the Valentine Day and Holiday shopping seasons, respectively. The results of the six months ended June 30, 2015 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2015, or for any other future interim period or for any future year.

These interim consolidated financial statements and the related notes should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K and 8-K/A for the year ended December 31, 2014.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s most significant areas of estimation and assumption are:

·	determination of the appropriate amount and timing of markdowns to clear unproductive or slow-moving retail inventory and overall inventory obsolescence;

·	estimation of future cash flows used to assess the recoverability of long-lived assets,

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

The Company's most significant areas of estimation and assumption are:

•	determination of the appropriate amount and timing of markdowns to clear unproductive or slow-moving retail inventory and overall inventory obsolescence;

•	estimation of future cash flows used to assess the recoverability of long-lived assets,

Fiscal Quarters and Year End	The Company has adopted a fiscal year end of December 31st, and its quarters end on March 31st, June 30th, September 30th and December 31st.
Cash and Cash Equivalents		All short-term investments with original maturities of three months or less at date of purchase are considered cash equivalents.
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and accounts receivable. The Company maintains their cash in bank deposit accounts at high credit quality financial institutions. At times, the balances maintained with Wells Fargo Bank exceed federally insured limit of $250,000 per accountholder.  The Company also maintains a certain amount of cash on hand at the retail store locations. The Company has not experienced any significant losses with respect to its cash.

Receivables

Receivables consist primarily of amounts receivable from vendors and a wholesale trade account.  These receivables are computed based on provisions of the vendor agreements in place and the Company's completed performance.  The Company's vendors are primarily U.S. based producers of consumer products, from whom the Company purchases resale product inventory.  The Company does not require collateral on its receivables and does not accrued interest.  Credit risk with respect to receivables is limited due to the nature of the relationship with the vendors.  Receivables were $141,000 and $10,351 at December 31, 2014 and 2013, respectively.

Inventory

Inventory consists of merchandise acquired for resale and is valued at the lower of cost or market, with cost determined on a FIFO basis, and includes costs to purchase and distribute the goods, net of any markdowns or volume discounts.  The Company maintains reserves for potential obsolescence and shrinkage.

Vendor Allowances

The Company receives allowances from vendors in the normal course of business, including markdown allowances, purchase volume discounts and rebates, and other merchandise credits.  Vendor allowances are recorded as a reduction of the vendor's product cost and are recognized in cost of sales as the product is sold.

Fair Value of Financial Instruments		The Company's management believes the carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable and accrued expenses approximate fair value due to their short maturity.
Long-Lived Assets

Property and equipment are stated at cost. Maintenance and repair costs are charged to expense as incurred. Depreciation is provided using the straight-line method with estimated useful lives as indicate below:

Furniture and equipment	7 years
Software	3 years
Computer equipment	5 years
Leasehold improvements	15 years

Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the related assets or the leases term, and this amortization is included in depreciation.

Deferred Rent

Many of the Company's operating leases contain predetermined fixed increases of the minimum rental rate during the lease.  For these leases, the Company recognizes the related rental expense on a straight-line basis over the expected lease term and records the difference between the amounts charged to expense and the rent paid as deferred rent.  The lease term commences on the earlier of the date when the Company becomes legally obligated for rent payments or the date the Company takes possession of the leased space.  As part of many lease agreements, the Company receives construction allowances for landlords for tenant improvements.  These leasehold improvements made by the Company are capitalized and amortized over the shorter of the lease term or 15 years.  The construction allowances are recorded as deferred rent and amortized on a straight-line basis over the lease term as a reduction of rent expense.

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on undiscounted cash flows. If long-lived assets are impaired, an impairment loss is recognized and is measured as the amount by which the carrying value exceeds the estimated fair value of the assets. The estimation of future undiscounted cash flows from operating activities requires significant estimates of factors that include future sales growth and gross margin performance. Management believesthey have appropriately determined future cash flows and operating performance; however, should actual results differ from those expected, additional impairment may be required.  No significant impairment charges have been recognized in fiscal 2014 or 2013.

Goodwill

Goodwill represents the excess of cost over the fair value of net assets acquired using acquisition accounting and is not amortized.

Under FASB ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill and indefinite-lived intangible assets are reviewed at least annually for impairment. Acquired intangible assets with definite lives are amortized over their individual useful lives.

On at least an annual basis, management assesses whether there has been any impairment in the value of goodwill by first comparing the fair value to the net carrying value. If the carrying value exceeds its estimated fair value, a second step is performed to compute the amount of the impairment. An impairment loss is recognized if the implied fair value of the asset being tested is less than its carrying value. In this event, the asset is written down accordingly. The fair values of goodwill impairment testing are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances.

Finance Costs, Net

The Company is party to debt agreements that contain non-interest fees and expenses, such as underwriting and covenant waiver fees.  These fees are accrued as incurred and amortized over the life of the financing agreement.  Amortization expense for the years ended December 31, 2014 and 2013 was $

Revenue Recognition

The Company derives revenues from sale of merchandise and upon the following: (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred or services have been rendered, (3) the seller's price to the buyer is fixed or determinable, and (4) collectability is reasonably assured.

Cost of Goods Sold

Cost of goods sold consists primarily of the merchandise cost of products sold, including inbound freight, duties and packaging.  Cost of goods sold was $13,736,433 and $13,639,940 for the years ended December 31, 2014 and 2013, respectively.

Advertising / Marketing

Advertising costs are charged to expense when incurred. The Company's advertising method is primarily direct mail, media (print, radio, television, and theater advertisements), billboards, and customer recommendations.  Advertising/marketing costs were approximately $1,391,172 and $1,223,670 for the years ended December 31, 2014 and 2013, respectively.

Selling, general and administrative expenses

Selling, general and administrative expenses includes payroll, bonus and benefit costs for retail and corporate employees; advertising and marketing costs; occupancy costs; and general expenses for the operation of our retail stores and corporate offices; insurance expense; professional and management services and fees.  It also includes store pre-opening and remodeling expenses.

Recent Accounting Pronouncements and Account Changes

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”), which will supersede Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition. The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized. The core principle is that the Company must recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. This standard is effective beginning in fiscal year 2017 and allows for either full retrospective or modified retrospective adoption. The Company has not yet selected a transition method nor determined the effect of the new standard on its financial statements.

The Company made no accounting changes during the six months ended June 30, 2015.

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, ("ASU 2014-09"), which will supersede Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition.  The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized.  The core principle is that the Company must recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.  This standard is effective beginning in fiscal year 2017 and allows for either full retrospective or modified retrospective adoption.  The Company has not yet selected a transition method nor determined the effect of the new standard on its financial statements.